SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Moody’s/
	Standard &
	Poor’s	Principal	Value
	Rating(a)	Amount (000’s)	(Note 1)
CORPORATE DEBT SECURITIES (84.52%)
ADVERTISING (0.09%)
Lamar Media Corp., Co. Gty., 3.625%, 01/15/31, 144A(b)	B1/BB-	$211	$206,253

AEROSPACE/DEFENSE (1.68%)
Boeing Co., Sr. Unsec. Notes, 4.875%, 05/01/25(b)	Baa2/BBB-	1,657	1,857,234
Boeing Co., Sr. Unsec. Notes, 5.805%, 05/01/50(b)	Baa2/BBB-	463	623,922
Northrop Grumman Space & Mission Systems Corp., Co. Gty., 7.750%, 06/01/29	Baa1/BBB+	500	675,148
Raytheon Technologies Corp., Sr. Unsec. Notes, 3.750%, 11/01/46(b)	Baa1/A-	700	789,650

			3,945,954

AGRICULTURE (0.41%)
Altria Group, Inc., Co. Gty., 4.800%, 02/14/29(b)	A3/BBB	97	112,556
Altria Group, Inc., Co. Gty., 5.950%, 02/14/49(b)	A3/BBB	329	420,976
BAT International Finance PLC, Co. Gty., 1.668%, 03/25/26(b)	Baa2/BBB+	425	424,947

			958,479

AIRLINES (3.51%)
Air Canada, Pass Through Certs., Series 2020-2, Class A, 5.250%, 04/01/29, 144A	NA/A	261	282,632
American Airlines, Inc., Sr. Sec. Notes, 5.500%, 04/20/26, 144A	Ba2/NA	354	374,798
American Airlines, Inc., Sr. Sec. Notes, 5.750%, 04/20/29, 144A	Ba2/NA	162	174,894
American Airlines, Pass Through Certs., Series 2017-1, Class AA, 3.650%, 02/15/29	Baa1/NA	887	914,379
American Airlines, Pass Through Certs., Series 2017-2, Class AA, 3.350%, 10/15/29	Baa1/NA	1,329	1,352,127
American Airlines, Pass Through Certs., Series 2019-1, Class AA, 3.150%, 02/15/32	Baa1/A-	770	793,626
British Airlines, Pass Through Certs., Sr. Sec. Notes, Series 2020-1, Class A, 4.250%, 11/15/32, 144A	NA/A+	118	127,032
Delta Air Lines, Inc., Sr. Sec. Notes, 4.500%, 10/20/25, 144A	Baa1/NA	120	128,994
Delta Air Lines, Inc., Sr. Sec. Notes, 4.750%, 10/20/28, 144A	Baa1/NA	209	232,493
JetBlue Airlines, Pass Through Certs., Sr. Sec. Notes, Series 2020-1, Class A, 4.000%, 11/15/32	A2/NA	1,039	1,146,212
United Airlines, Inc., Sr. Sec. Notes, 4.375%, 04/15/26, 144A(b)	Ba1/BB-	65	67,275
United Airlines, Inc., Sr. Sec. Notes, 4.625%, 04/15/29, 144A(b)	Ba1/BB-	78	80,730
United Airlines, Pass Through Certs., Series 2018-1, Class B, 4.600%, 03/01/26	Baa2/NA	699	721,777
United Airlines, Pass Through Certs., Series 2020-1, Class A, 5.875%, 10/15/27	A3/A	303	335,876
United Airlines, Pass Through Certs., Series 2019-1, Class AA, 4.150%, 08/25/31	A1/NA	397	434,420
United Airlines, Pass Through Certs., Series 2019-2, Class AA, 2.700%, 05/01/32	A1/NA	1,050	1,053,779

			8,221,044

AUTO MANUFACTURERS (2.71%)
Allison Transmission, Inc., Co. Gty., 3.750%, 01/30/31, 144A(b)	Ba3/NA	220	216,231
Ford Holdings LLC, Co. Gty., 9.300%, 03/01/30	Ba2/BB+	1,000	1,352,600
Ford Motor Co., Sr. Unsec. Notes, 8.500%, 04/21/23	Ba2/BB+	904	1,008,819
Ford Motor Co., Sr. Unsec. Notes, 8.900%, 01/15/32	Ba2/BB+	500	676,250
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 4.542%, 08/01/26(b)	Ba2/BB+	1,356	1,474,650
General Motors Co., Sr. Unsec. Notes, 6.800%, 10/01/27(b)	Baa3/BBB	405	510,378
General Motors Financial Co., Inc., Sr. Unsec. Notes, 3.600%, 06/21/30(b)	Baa3/BBB	1,027	1,113,116

			6,352,044

AUTO PARTS & EQUIPMENT (0.15%)
Goodyear Tire & Rubber Co., Co. Gty., 5.000%, 07/15/29, 144A(b)	B2/BB-	333	348,651

BANKS (9.24%)
AIB Group PLC, Sr. Unsec. Notes, (3M LIBOR + 1.874%), 4.263%, 04/10/25, 144A(b),(c)	Baa2/BBB-	582	627,019
Citigroup, Inc., Sub. Notes, 4.600%, 03/09/26	Baa2/BBB	988	1,125,202
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	A3/BBB+	70	121,018
Citigroup, Inc., Sub. Notes, 5.300%, 05/06/44	Baa2/BBB	926	1,246,991
Citigroup, Inc., Sr. Unsec. Notes, (3M LIBOR + 1.563%), 3.887%, 01/10/28(b),(c)	A3/BBB+	1,100	1,224,830
Citigroup, Inc., Jr. Sub. Notes, (H15T5Y + 3.597%), 4.000%, 12/10/25(b),(c),(d)	Ba1/BB+	635	654,685
Credit Agricole SA, Sub. Notes, (5Yr Swap +1.644%), 4.000%, 01/10/33, 144A(b),(c)	Baa1/BBB+	1,025	1,113,763
Credit Suisse Group AG, Sr. Unsec. Notes, (SOFRRATE + 1.56%), 2.593%, 09/11/25, 144A(b),(c)	Baa1/BBB+	1,242	1,291,843
Danske Bank AS, Sr. Unsec. Notes, (H15T1Y + 1.73%), 5.000%, 01/12/23, 144A(b),(c)	Baa3/BBB+	739	755,150
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (3M LIBOR + 1.75%), 1.934%, 10/28/27(b),(e)	A2/BBB+	550	582,320
HSBC Capital Funding Dollar 1 LP, Co. Gty., (3M LIBOR + 4.98%), 10.176%, 06/30/30, 144A(b),(c),(d)	Baa3/BB+	2,180	3,608,859
HSBC Holdings PLC, Sr. Unsec. Notes, 4.950%, 03/31/30	A3/A-	499	600,463
Morgan Stanley, Sub. Notes, 4.350%, 09/08/26	Baa1/BBB	1,500	1,699,314
Morgan Stanley, Jr. Sub. Notes, (3M LIBOR + 3.61%), 3.794%, 10/15/21(b),(d),(e)	Baa3/BB+	876	879,285
PNC Financial Services Group, Inc., Jr. Sub. Notes, (3M LIBOR + 3.30%), 5.000%, 11/01/26(b),(c),(d)	Baa2/BBB-	757	842,162
Truist Financial Corp., Jr. Sub. Notes, (H15T5Y + 3.003%), 4.800%, 09/01/24(b),(c),(d)	Baa2/BBB-	1,136	1,192,800
UBS AG, Sub. Notes, 7.625%, 08/17/22	NR/BBB+	2,000	2,151,432

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/
	Standard &
	Poor’s	Principal	Value
	Rating(a)	Amount (000’s)	(Note 1)
CORPORATE DEBT SECURITIES (Continued)
BANKS (Continued)
Wells Fargo & Co., Jr. Sub. Notes, (H15T5Y + 3.453%), 3.900%, 03/15/26(b),(c),(d)	Baa2/BB+	$1,162	$1,203,019
Westpac Banking Corp., Sub. Notes, (H15T5Y + 1.75%), 2.668%, 11/15/35(b),(c)	Baa1/BBB+	753	740,666

			21,660,821

BEVERAGES (0.60%)
Anheuser-Busch Cos. LLC, Co. Gty., 4.700%, 02/01/36(b)	Baa1/BBB+	645	792,784
Anheuser-Busch Cos. LLC, Co. Gty., 4.900%, 02/01/46(b)	Baa1/BBB+	446	562,863
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.200%, 01/15/39	Baa1/BBB+	27	44,924

			1,400,571

BIOTECHNOLOGY (0.39%)
Royalty Pharma PLC, Co. Gty., 2.200%, 09/02/30, 144A(b)	Baa3/BBB-	930	912,849

BUILDING MATERIALS (1.28%)
Cemex SAB de CV, Sr. Sec. Notes, 7.375%, 06/05/27, 144A(b)	NA/BB	200	225,240
Cemex SAB de CV, Sr. Sec. Notes, 5.200%, 09/17/30, 144A(b)	NA/BB	907	997,337
Cemex SAB de CV, Sr. Sec. Notes, 3.875%, 07/11/31, 144A(b)	NA/BB	724	735,946
Masco Corp., Sr. Unsec. Notes, 1.500%, 02/15/28(b)	Baa2/BBB	647	632,249
SRM Escrow Issuer LLC, Sr. Sec. Notes, 6.000%, 11/01/28, 144A(b)	B1/B+	397	420,800

			3,011,572

CHEMICALS (3.52%)
Alpek SAB de CV, Co. Gty., 3.250%, 02/25/31, 144A(b)	Baa3/BB+	418	421,139
Axalta Coating Systems LLC, Co. Gty., 4.750%, 06/15/27, 144A(b)	B1/BB-	150	157,125
Braskem Idesa SAPI, Sr. Sec. Notes, 7.450%, 11/15/29, 144A(b)	NA/B	473	501,385
Braskem Netherlands Finance BV, Co. Gty., 4.500%, 01/31/30, 144A	NA/BB+	1,249	1,298,860
Braskem Netherlands Finance BV, Co. Gty., 5.875%, 01/31/50, 144A	NA/BB+	1,181	1,293,207
International Flavors & Fragrances, Inc., Sr. Unsec. Notes, 1.832%, 10/15/27, 144A(b)	Baa3/BBB	267	266,393
Kraton Polymers LLC, Co. Gty., 4.250%, 12/15/25, 144A(b)	B2/BB-	290	295,800
Orbia Advance Corp. SAB de CV, Co. Gty., 2.875%, 05/11/31, 144A(b)	Baa3/BBB-	574	577,587
Trinseo Materials Operating SCA, Co. Gty., 5.125%, 04/01/29, 144A(b)	B2/B-	105	107,362
Union Carbide Corp., Sr. Unsec. Notes, 7.750%, 10/01/96	Baa2/BBB	2,000	3,325,505

			8,244,363

COMMERCIAL SERVICES (2.40%)
Ashtead Capital, Inc., Co. Gty., 4.000%, 05/01/28, 144A(b)	Baa3/BBB-	555	586,996
Ashtead Capital, Inc., Co. Gty., 4.250%, 11/01/29, 144A(b)	Baa3/BBB-	200	216,000
Atento Luxco 1 SA, Sr. Sec. Notes, 8.000%, 02/10/26, 144A(b)	Ba3/NA	208	226,318
Avis Budget Car Rental LLC, Co. Gty., 5.375%, 03/01/29, 144A(b)	B3/B	595	619,544
ERAC USA Finance LLC, Co. Gty., 7.000%, 10/15/37, 144A	Baa1/A-	1,500	2,239,417
Prime Security Services Borrower LLC, Sr. Sec. Notes, 3.375%, 08/31/27, 144A(b)	Ba3/BB-	559	542,230
StoneCo, Ltd., Co. Gty., 3.950%, 06/16/28, 144A(b)	Ba2/BB-	481	479,624
Triton Container International, Ltd., Sr. Sec. Notes, 3.150%, 06/15/31, 144A(b)	NA/BBB-	705	709,937

			5,620,066

COMPUTERS (0.85%)
Dell International LLC, Sr. Sec. Notes, 5.850%, 07/15/25(b)	Baa3/BBB-	342	401,467
Dell International LLC, Sr. Sec. Notes, 8.350%, 07/15/46(b)	Baa3/BBB-	845	1,382,310
Seagate HDD Cayman, Co. Gty., 3.125%, 07/15/29, 144A(b)	Ba1/BB+	210	203,472

			1,987,249

DIVERSIFIED FINANCIAL SERVICES (0.68%)
GE Capital International Funding, Co. Gty., 4.418%, 11/15/35	Baa1/BBB+	588	705,755
LSEGA Financing PLC, Co. Gty., 1.375%, 04/06/26, 144A(b)	A3/A	612	613,272
LSEGA Financing PLC, Co. Gty., 2.500%, 04/06/31, 144A(b)	A3/A	264	270,830

			1,589,857

ELECTRIC (6.90%)
AES Gener SA, Jr. Sub. Notes, (H15T5Y + 4.917%), 6.350%, 10/07/79, 144A(b),(c)	Ba2/BB	878	936,387
AES Panama Generation Holdings SRL, Sr. Sec. Notes, 4.375%, 05/31/30, 144A(b)	Baa3/NA	549	573,790
Black Hills Corp., Sr. Unsec. Notes, 3.875%, 10/15/49(b)	Baa2/BBB+	1,175	1,270,141
CMS Energy Corp., Jr. Sub. Notes, (H15T5Y + 2.90%), 3.750%, 12/01/50(b),(c)	Baa3/BBB-	238	242,117
Consolidated Edison Co. of New York, Inc., Sr. Unsec. Notes, 3.950%, 04/01/50(b)	Baa1/A-	449	510,180
Consorcio Transmantaro SA, Sr. Unsec. Notes, 4.700%, 04/16/34, 144A	Baa3/NA	200	219,000
Edison International, Sr. Unsec. Notes, 3.550%, 11/15/24(b)	Baa3/BBB-	575	611,216
Edison International, Jr. Sub. Notes, (H15T5Y + 4.698%), 5.375%, 03/15/26(b),(c),(d)	Ba2/BB+	638	642,658
Enel Finance International NV, Co. Gty., 4.625%, 09/14/25, 144A	Baa1/BBB+	1,458	1,654,199

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/
	Standard &
	Poor’s	Principal	Value
	Rating(a)	Amount (000’s)	(Note 1)
CORPORATE DEBT SECURITIES (Continued)
ELECTRIC (Continued)
Evergy Metro, Inc., Sr. Sec. Notes, 4.200%, 06/15/47(b)	A2/A+	$917	$1,099,994
FirstEnergy Corp., Sr. Unsec. Notes, 5.350%, 07/15/47(b),(f)	Ba1/BB	1,570	1,882,422
Hydro-Quebec, 8.250%, 04/15/26	Aa2/AA-	1,550	2,035,145
IPALCO Enterprises, Inc., Sr. Sec. Notes, 4.250%, 05/01/30(b)	Baa3/BBB-	462	519,364
Jersey Central Power & Light Co., Sr. Unsec. Notes, 2.750%, 03/01/32, 144A(b)	A3/BB+	323	327,446
Light Servicos de Eletricidade SA, Co. Gty., 4.375%, 06/18/26, 144A(b)	Ba3/NA	456	458,964
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/A-	500	667,469
Pacific Gas and Electric Co., 2.100%, 08/01/27(b)	Baa3/BBB-	391	379,939
Pacific Gas and Electric Co., 3.500%, 08/01/50(b)	Baa3/BBB-	617	550,347
Puget Energy, Inc., Sr. Sec. Notes, 2.379%, 06/15/28, 144A(b)	Baa3/BBB-	247	249,744
Transelec SA, Sr. Unsec. Notes, 4.250%, 01/14/25, 144A(b)	Baa1/BBB	750	814,133
Transelec SA, Sr. Unsec. Notes, 3.875%, 01/12/29, 144A(b)	Baa1/BBB	490	531,003

			16,175,658

ENERGY-ALTERNATE SOURCES (0.01%)
Renewable Energy Group, Inc., Sr. Sec. Notes, 5.875%, 06/01/28, 144A(b)	B2/BB	31	32,451

ENGINEERING & CONSTRUCTION (0.27%)
Heathrow Funding, Ltd., Sr. Sec. Notes, 4.875%, 07/15/21, 144A	NA/BBB+	200	200,290
Sydney Airport Finance Co. Property, Ltd., Sr. Sec. Notes, 3.375%, 04/30/25, 144A(b)	Baa1/BBB+	400	428,056

			628,346

ENTERTAINMENT (0.28%)
International Game Technology PLC, Sr. Sec. Notes, 4.125%, 04/15/26, 144A(b)	Ba3/BB	236	245,735
Lions Gate Capital Holdings LLC, Co. Gty., 5.500%, 04/15/29, 144A(b)	B3/CCC+	386	405,783

			651,518

ENVIRONMENTAL CONTROL (0.14%)
GFL Environmental, Inc., Sr. Sec. Notes, 3.500%, 09/01/28, 144A(b)	Ba3/BB-	338	337,155

FOOD (1.04%)
Albertsons Cos., Inc., Co. Gty., 3.500%, 03/15/29, 144A(b)	Ba3/BB	698	690,147
Bimbo Bakeries USA, Inc., Co. Gty., 4.000%, 05/17/51, 144A(b)	Baa2/BBB	363	390,092
JBS Finance Luxembourg Sarl, Co. Gty., 3.625%, 01/15/32, 144A(b)	Ba1/NA	211	210,935
JBS USA LUX SA, Co. Gty., 3.750%, 12/01/31, 144A(b)	Ba1/BB+	54	55,255
Kraft Heinz Foods Co., Co. Gty., 5.500%, 06/01/50(b)	Baa3/BB+	346	449,338
Kroger Co., Sr. Unsec. Notes, 5.400%, 01/15/49(b)	Baa1/BBB	68	92,818
MARB BondCo PLC, Co. Gty., 3.950%, 01/29/31, 144A(b)	NA/BB-	478	460,888
SEG Holding LLC, Sr. Sec. Notes, 5.625%, 10/15/28, 144A(b)	B2/BB-	80	83,976

			2,433,449

FOREST PRODUCTS & PAPER (0.69%)
Celulosa Arauco y Constitucion SA, Sr. Unsec. Notes, 4.200%, 01/29/30, 144A(b)	Baa3/BBB-	579	629,605
Inversiones CMPC SA, Co. Gty., 3.850%, 01/13/30, 144A(b)	Baa3/BBB-	580	617,700
Suzano Austria GmbH, Co. Gty., 3.750%, 01/15/31(b)	NA/BBB-	351	368,111

			1,615,416

GAS (2.27%)
NiSource, Inc., Jr. Sub. Notes, (H15T5Y + 2.843%), 5.650%, 06/15/23(b),(c),(d)	NA/BBB-	696	742,110
Piedmont Natural Gas Co., Inc., Sr. Unsec. Notes, 3.500%, 06/01/29(b)	A3/BBB+	1,120	1,233,947
Southern Co. Gas Capital Corp., Co. Gty., 5.875%, 03/15/41(b)	Baa1/A-	992	1,369,082
Southern Co. Gas Capital Corp., Co. Gty., 3.950%, 10/01/46(b)	Baa1/A-	539	599,513
Southern Co. Gas Capital Corp., Co. Gty., 4.400%, 05/30/47(b)	Baa1/A-	1,164	1,370,860

			5,315,512

HEALTHCARE-PRODUCTS (0.14%)
STERIS Irish FinCo UnLtd Co., Co. Gty., 2.700%, 03/15/31(b)	Baa2/BBB-	329	335,463

HEALTHCARE-SERVICES (0.70%)
CommonSpirit Health, Sr. Sec. Notes, 2.782%, 10/01/30(b)	Baa1/BBB+	432	448,758
DaVita, Inc., Co. Gty., 3.750%, 02/15/31, 144A(b)	Ba3/B+	1,134	1,088,640
Tenet Healthcare Corp., Sr. Sec. Notes, 4.625%, 06/15/28, 144A(b)	B1/B+	99	101,891

			1,639,289

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/
	Standard &
	Poor’s	Principal	Value
	Rating(a)	Amount (000’s)	(Note 1)
CORPORATE DEBT SECURITIES (Continued)
HOME BUILDERS (0.28%)
KB Home, Co. Gty., 4.000%, 06/15/31(b)	Ba2/BB	$652	$657,705

INSURANCE (9.64%)
Allianz SE, Jr. Sub. Notes, (H15T5Y + 2.973%), 3.500%, 11/17/25, 144A(b),(c),(d)	Baa1/A	800	827,000
Allstate Corp., Jr. Sub. Notes, (3M LIBOR + 2.12%), 6.500%, 05/15/57(b),(c)	Baa1/BBB	2,200	2,933,150
American International Group, Inc., Jr. Sub. Notes, (3M LIBOR + 4.195%), 8.175%, 05/15/58(b),(c)	Baa2/BBB-	2,500	3,616,932
Farmers Exchange Capital, Sub. Notes, 7.200%, 07/15/48, 144A	Baa2/BBB+	2,250	3,159,623
Guardian Life Insurance Co. of America, Sub. Notes, 4.850%, 01/24/77, 144A	A1/AA-	148	189,706
Liberty Mutual Group, Inc., Co. Gty., 3.951%, 10/15/50, 144A(b)	Baa2/BBB	250	277,185
Liberty Mutual Group, Inc., Co. Gty., (3M LIBOR + 7.12%), 10.750%, 06/15/58, 144A(b),(c)	Baa3/BB+	1,000	1,431,281
Massachusetts Mutual Life Insurance Co., Sub. Notes, 3.729%, 10/15/70, 144A	A2/AA-	243	258,002
Massachusetts Mutual Life Insurance Co., Sub. Notes, 4.900%, 04/01/77, 144A	A2/AA-	980	1,273,073
MetLife, Inc., Jr. Sub. Notes, 6.400%, 12/15/36(b)	Baa2/BBB	637	819,278
MetLife, Inc., Jr. Sub. Notes, 10.750%, 08/01/39(b)	Baa2/BBB	1,000	1,730,024
MetLife, Inc., Jr. Sub. Notes, 9.250%, 04/08/38, 144A(b)	Baa2/BBB	1,059	1,606,790
Nationwide Mutual Insurance Co., Sub. Notes, 8.250%, 12/01/31, 144A	A3/A-	500	708,753
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	215	374,765
New York Life Insurance Co., Sub. Notes, 6.750%, 11/15/39, 144A	Aa2/AA-	103	156,333
Principal Financial Group, Inc., Co. Gty., (3M LIBOR + 3.044%), 3.200%, 05/15/55(b),(e)	Baa2/BBB	1,135	1,128,758
Prudential Financial, Inc., Jr. Sub. Notes, (3M LIBOR + 2.665%), 5.700%, 09/15/48(b),(c)	Baa1/BBB+	1,241	1,455,749
Prudential Financial, Inc., Jr. Sub. Notes, (3M LIBOR + 3.920%), 5.625%, 06/15/43(b),(c)	Baa1/BBB+	600	643,970

			22,590,372

IRON/STEEL (0.14%)
Cleveland-Cliffs, Inc., Co. Gty., 4.625%, 03/01/29, 144A(b)	Ba3/NA	323	339,883

LODGING (0.24%)
Marriott International, Inc., Sr. Unsec. Notes, 5.750%, 05/01/25(b)	Baa3/BBB-	489	564,638

MEDIA (9.44%)
AMC Networks, Inc., Co. Gty., 4.250%, 02/15/29(b)	Ba3/BB	1,198	1,208,483
CCO Holdings LLC, Sr. Unsec. Notes, 4.500%, 05/01/32(b)	B1/BB	1,017	1,053,866
CCO Holdings LLC, Sr. Unsec. Notes, 4.250%, 02/01/31, 144A(b)	B1/BB	75	76,406
Charter Communications Operating LLC, Sr. Sec. Notes, 5.750%, 04/01/48(b)	Ba1/BBB-	774	985,747
Comcast Corp., Co. Gty., 7.050%, 03/15/33	A3/A-	2,000	2,905,007
Cox Communications, Inc., Sr. Unsec. Notes, 6.800%, 08/01/28	Baa2/BBB	1,500	1,887,144
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB	500	647,490
CSC Holdings LLC, Co. Gty., 6.500%, 02/01/29, 144A(b)	Ba3/BB	954	1,056,650
CSC Holdings LLC, Co. Gty., 4.125%, 12/01/30, 144A(b)	Ba3/BB	448	445,200
CSC Holdings LLC, Sr. Unsec. Notes, 4.625%, 12/01/30, 144A(b)	B3/B+	1,336	1,310,763
CSC Holdings LLC, Co. Gty., 3.375%, 02/15/31, 144A(b)	Ba3/BB	636	600,963
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa2/BBB+	159	218,791
Grupo Televisa SAB, Sr. Unsec. Notes, 5.000%, 05/13/45(b)	Baa2/BBB+	557	663,812
Radiate Holdco LLC, Sr. Sec. Notes, 4.500%, 09/15/26, 144A(b)	B1/B	124	128,340
RELX, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22	WR/BBB+	2,000	2,153,804
Scripps Escrow II, Inc., Sr. Sec. Notes, 3.875%, 01/15/29, 144A(b)	Ba3/BB-	42	41,665
Sirius XM Radio, Inc., Co. Gty., 4.000%, 07/15/28, 144A(b)	Ba3/BB	329	339,219
Time Warner Entertainment Co. LP, Sr. Sec. Notes, 8.375%, 07/15/33	Ba1/BBB-	1,360	2,063,090
ViacomCBS, Inc., Sr. Unsec. Notes, 4.200%, 05/19/32(b)	Baa2/BBB	641	740,650
ViacomCBS, Inc., Sr. Unsec. Notes, 6.875%, 04/30/36	Baa2/BBB	179	257,136
Virgin Media Finance PLC, Co. Gty., 5.000%, 07/15/30, 144A(b)	B2/B	200	201,000
VTR Finance NV, Sr. Unsec. Notes, 6.375%, 07/15/28, 144A(b)	B1/B	443	469,580
Walt Disney Co., Co. Gty., 7.900%, 12/01/95	A2/BBB+	1,400	2,673,675

			22,128,481

MINING (0.85%)
Anglo American Capital PLC, Co. Gty., 2.625%, 09/10/30, 144A(b)	Baa2/BBB	567	569,755
AngloGold Ashanti Holdings PLC, Co. Gty., 3.750%, 10/01/30(b)	Baa3/BB+	339	349,435
IAMGOLD Corp., Co. Gty., 5.750%, 10/15/28, 144A(b)	B2/B+	701	729,285
Newcrest Finance Pty, Ltd., Co. Gty., 3.250%, 05/13/30, 144A(b)	Baa2/BBB	319	343,156

			1,991,631

MISCELLANEOUS MANUFACTURING (0.52%)
General Electric Co., Sr. Unsec. Notes, 3.625%, 05/01/30(b)	Baa1/BBB+	599	668,605

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/
	Standard &
	Poor’s	Principal	Value
	Rating(a)	Amount (000’s)	(Note 1)
CORPORATE DEBT SECURITIES (Continued)
MISCELLANEOUS MANUFACTURING (Continued)
General Electric Co., Sr. Unsec. Notes, 6.875%, 01/10/39	Baa1/BBB+	$38	$57,009
Hillenbrand, Inc., Co. Gty., 3.750%, 03/01/31(b)	Ba1/BB+	499	494,791

			1,220,405

OIL & GAS (4.25%)
Exxon Mobil Corp., Sr. Unsec. Notes, 4.227%, 03/19/40(b)	Aa2/AA-	1,402	1,675,428
Lundin Energy Finance BV, Co. Gty., 3.100%, 07/15/31, 144A(b)	Baa3/BBB-	426	430,807
Parkland Corp., Co. Gty., 4.500%, 10/01/29, 144A(b)	Ba3/BB	667	677,799
Petrobras Global Finance BV, Co. Gty., 5.600%, 01/03/31(b)	Ba2/BB-	413	462,704
Petroleos del Peru SA, Sr. Unsec. Notes, 5.625%, 06/19/47, 144A	NA/BBB-	793	845,338
Petroleos Mexicanos, Co. Gty., 5.950%, 01/28/31(b)	Ba2/BBB	552	536,268
Petroleos Mexicanos, Co. Gty., 6.350%, 02/12/48	Ba2/BBB	702	598,244
Petroleos Mexicanos, Co. Gty., 6.950%, 01/28/60(b)	Ba2/BBB	195	172,555
Qatar Petroleum, Sr. Unsec. Notes, 2.250%, 07/12/31, 144A(b)	Aa3/AA-	441	436,312
SA Global Sukuk, Ltd., Sr. Unsec. Notes, 1.602%, 06/17/26, 144A(b)	A1/NA	435	434,695
SA Global Sukuk, Ltd., Sr. Unsec. Notes, 2.694%, 06/17/31, 144A(b)	A1/NA	462	467,729
Saudi Arabian Oil Co., Sr. Unsec. Notes, 2.250%, 11/24/30, 144A(b)	A1/NA	853	837,109
Valero Energy Corp., Sr. Unsec. Notes, 8.750%, 06/15/30	Baa2/BBB	1,000	1,499,886
Valero Energy Corp., Sr. Unsec. Notes, 10.500%, 03/15/39	Baa2/BBB	500	878,632

			9,953,506

PACKAGING & CONTAINERS (0.08%)
Ardagh Metal Packaging Finance USA LLC, Sr. Unsec. Notes, 4.000%, 09/01/29, 144A(b)	B3/B+	200	198,440

PHARMACEUTICALS (1.78%)
AbbVie, Inc., Sr. Unsec. Notes, 4.050%, 11/21/39(b)	Baa2/BBB+	615	713,050
Astrazeneca Finance LLC, Co. Gty., 1.750%, 05/28/28(b)	A3/BBB+	475	475,152
Bausch Health Cos., Inc., Sr. Sec. Notes, 4.875%, 06/01/28, 144A(b)	Ba2/BB	80	81,700
Bausch Health Cos., Inc., Co. Gty., 5.000%, 02/15/29, 144A(b)	B3/B	24	22,380
Bausch Health Cos., Inc., Co. Gty., 6.250%, 02/15/29, 144A(b)	B3/B	73	72,201
Bausch Health Cos., Inc., Co. Gty., 5.250%, 01/30/30, 144A(b)	B3/B	87	80,910
Bausch Health Cos., Inc., Co. Gty., 5.250%, 02/15/31, 144A(b)	B3/B	355	331,375
Endo Luxembourg Finance Co I Sarl, Sr. Sec. Notes, 6.125%, 04/01/29, 144A(b)	B2/B	278	272,440
Organon & Co., Sr. Sec. Notes, 4.125%, 04/30/28, 144A(b)	Ba2/BB	200	203,960
Takeda Pharmaceutical Co., Ltd., Sr. Unsec. Notes, 5.000%, 11/26/28(b)	Baa2/BBB+	500	602,549
Takeda Pharmaceutical Co., Ltd., Sr. Unsec. Notes, 3.175%, 07/09/50(b)	Baa2/BBB+	684	691,846
Teva Pharmaceutical Finance Netherlands III BV, Co. Gty., 7.125%, 01/31/25(b)	Ba2/BB-	577	636,142

			4,183,705

PIPELINES (6.21%)
Enbridge, Inc., Sub. Notes, (3M LIBOR + 3.89%), 6.000%, 01/15/77(b),(c)	Baa3/BBB-	750	831,710
Energy Transfer LP, Sr. Unsec. Notes, 3.750%, 05/15/30(b)	Baa3/BBB-	398	432,776
Enterprise Products Operating LLC, Co. Gty., (3M LIBOR + 2.57%), 5.375%, 02/15/78(b),(c)	Baa2/BBB-	342	352,962
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.190%, 11/01/24, 144A	Baa2/BBB+	40	43,125
Global Partners LP, Co. Gty., 7.000%, 08/01/27(b)	B2/B+	1,076	1,140,560
Kinder Morgan, Inc., Co. Gty., 8.050%, 10/15/30	Baa2/BBB	1,000	1,388,887
Kinder Morgan, Inc., Co. Gty., 5.550%, 06/01/45(b)	Baa2/BBB	1,755	2,273,488
MPLX LP, Sr. Unsec. Notes, 4.250%, 12/01/27(b)	Baa2/BBB	901	1,021,644
MPLX LP, Sr. Unsec. Notes, 5.500%, 02/15/49(b)	Baa2/BBB	694	898,886
MPLX LP, Sr. Unsec. Notes, 4.900%, 04/15/58(b)	Baa2/BBB	561	671,749
NGPL PipeCo LLC, Sr. Unsec. Notes, 7.768%, 12/15/37, 144A	Baa3/BBB-	880	1,255,320
Panhandle Eastern Pipe Line Co. LP, Sr. Unsec. Notes, 7.000%, 07/15/29	Baa3/BBB-	1,000	1,267,127
Targa Resources Partners LP, Co. Gty., 5.500%, 03/01/30(b)	Ba2/BB	1,177	1,294,300
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec. Notes, 3.950%, 05/15/50(b)	Baa1/BBB	384	429,412
Williams Cos., Inc., Sr. Unsec. Notes, 7.500%, 01/15/31	Baa2/BBB	911	1,263,337

			14,565,283

REITS (1.47%)
Iron Mountain, Inc., Co. Gty., 5.000%, 07/15/28, 144A(b)	Ba3/BB-	59	61,065
Iron Mountain, Inc., Co. Gty., 4.875%, 09/15/29, 144A(b)	Ba3/BB-	398	410,816
Iron Mountain, Inc., Co. Gty., 5.250%, 07/15/30, 144A(b)	Ba3/BB-	578	611,859
Ladder Capital Finance Holdings LLP, Co. Gty., 4.750%, 06/15/29, 144A(b)	Ba2/BB-	192	192,240
Scentre Group Trust 2, Co. Gty., (H15T5Y + 4.379%), 4.750%, 09/24/80, 144A(b),(c)	Baa1/BBB+	2,007	2,142,473
WEA Finance LLC, Co. Gty., 4.625%, 09/20/48, 144A(b)	Baa2/BBB+	36	38,416

			3,456,869

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/
	Standard &
	Poor’s	Principal	Value
	Rating(a)	Amount (000’s)	(Note 1)
CORPORATE DEBT SECURITIES (Continued)
RETAIL (1.07%)
Macy’s Retail Holdings LLC, Co. Gty., 5.875%, 04/01/29, 144A(b)	B1/B	$78	$83,884
Murphy Oil USA, Inc., Co. Gty., 3.750%, 02/15/31, 144A(b)	Ba2/BB+	119	117,661
Starbucks Corp., Sr. Unsec. Notes, 4.450%, 08/15/49(b)	Baa1/BBB+	1,781	2,210,744
Superior Plus LP, Co. Gty., 4.500%, 03/15/29, 144A(b)	Ba3/BB-	98	100,942

			2,513,231

SEMICONDUCTORS (1.37%)
Broadcom, Inc., Co. Gty., 4.750%, 04/15/29(b)	Baa3/BBB-	1,109	1,291,176
Broadcom, Inc., Sr. Unsec. Notes, 3.469%, 04/15/34, 144A(b)	Baa3/BBB-	1,655	1,742,135
Broadcom, Inc., Co. Gty., 3.750%, 02/15/51, 144A(b)	Baa3/BBB-	166	173,425

			3,206,736

SOFTWARE (1.55%)
Oracle Corp., Sr. Unsec. Notes, 2.300%, 03/25/28(b)	Baa2/BBB+	1,130	1,160,864
Oracle Corp., Sr. Unsec. Notes, 3.600%, 04/01/40(b)	Baa2/BBB+	2,331	2,460,807

			3,621,671

TELECOMMUNICATIONS (4.99%)
AT&T, Inc., Sr. Unsec. Notes, 4.500%, 05/15/35(b)	Baa2/BBB	515	605,361
AT&T, Inc., Sr. Unsec. Notes, 4.750%, 05/15/46(b)	Baa2/BBB	425	516,521
AT&T, Inc., Sr. Unsec. Notes, 3.300%, 02/01/52(b)	Baa2/BBB	2,321	2,259,993
Deutsche Telekom International Finance BV, Co. Gty., 8.750%, 06/15/30(f)	Baa1/BBB	2,000	2,999,114
Frontier Communications Holdings LLC, Sr. Sec. Notes, 5.000%, 05/01/28, 144A(b)	B3/B+	255	263,627
Lumen Technologies, Inc., Sr. Unsec. Notes, 5.375%, 06/15/29, 144A(b)	B2/BB-	152	154,485
T-Mobile USA, Inc., Co. Gty., 3.375%, 04/15/29(b)	Ba3/BB	1,108	1,143,449
Verizon Communications, Inc., Sr. Unsec. Notes, 2.550%, 03/21/31(b)	Baa1/BBB+	457	467,641
Verizon Communications, Inc., Sr. Unsec. Notes, 4.812%, 03/15/39	Baa1/BBB+	1,898	2,406,141
Verizon Communications, Inc., Sr. Unsec. Notes, 3.550%, 03/22/51(b)	Baa1/BBB+	674	720,663
Windstream Escrow LLC, Sr. Sec. Notes, 7.750%, 08/15/28, 144A(b)	B3/B	146	150,380

			11,687,375

TRANSPORTATION (0.69%)
BNSF Funding Trust I, Co. Gty., (3M LIBOR + 2.35%), 6.613%, 12/15/55(b),(c)	Baa2/A	250	286,210
Hidrovias International Finance SARL, Sr. Unsec. Notes, 4.950%, 02/08/31, 144A(b)	Ba3/NA	200	203,225
Simpar Europe SA, Co. Gty., 5.200%, 01/26/31, 144A(b)	NA/BB-	544	558,421
Union Pacific Corp., Sr. Unsec. Notes, 3.839%, 03/20/60(b)	Baa1/A-	503	573,194

			1,621,050

TOTAL CORPORATE DEBT SECURITIES (Cost of $172,752,320)			198,125,011

ASSET-BACKED SECURITIES (6.63%)
Antares CLO, Ltd., Series 2017-1A, Class CR, (3M LIBOR + 2.70%), 2.893%, 04/20/33, 144A(b),(e)	NA/A	1,093	1,091,941
BCC Funding XVII LLC, Series 2020-1, Class A2, 0.910%, 08/20/25, 144A(b)	Aaa/NA	205	205,735
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446%, 07/15/46, 144A(b)	Baa1/NA	371	373,790
CF Hippolyta LLC, Series 2020-1, Class A1, 1.690%, 07/15/60, 144A(b)	NA/AA-	649	659,684
DB Master Finance LLC, Series 2017-1A, Class A2I, 3.629%, 11/20/47, 144A(b)	NA/BBB	325	329,072
Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 04/25/51, 144A(b)	NA/BBB+	552	571,226
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.890%, 06/25/40, 144A(b)	Aaa/NA	53	53,079
DRB Prime Student Loan Trust, Series 2017-A, Class A2B, 2.850%, 05/27/42, 144A(b)	Aaa/NA	414	419,917
Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1T, (3M LIBOR + 1.55%), 1.706%, 11/15/29, 144A(b),(e)	Aaa/AAA	600	599,114
Golub Capital Partners CLO 36m, Ltd., Series 2018-36A, Class C, (3M LIBOR + 2.10%), 2.276%, 02/05/31, 144A(b),(e)	NA/A	2,250	2,215,476
ITE Rail Fund Levered LP, Series 2021-1A, Class A, 2.250%, 02/28/51, 144A(b)	NA/A	200	200,626
IVY Hill Middle Market Credit Fund XII, Ltd., Series -12A, Class BR, (3M LIBOR + 2.90%), 3.042%, 07/20/33, 144A(b),(e)	NA/A-	866	865,567
LoanCore Issuer, Ltd., Series 2018-CRE1, Class A, (1M LIBOR + 1.13%), 1.203%, 05/15/28, 144A(b),(e)	Aaa/NA	173	172,823
Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 05/15/69, 144A(b)	NA/AAA	196	195,993
PMT Issuer Trust, Series 2021-FT1, Class A, (1M LIBOR + 3.00%), 3.092%, 03/25/26, 144A(b),(e)	NA/NA	566	567,926
Slam, Ltd., Series 2021-1A, Class A, 2.434%, 06/15/46, 144A(b)	A1/NA	1,345	1,345,160
SMB Private Education Loan Trust, Series 2017-B, Class A2B, (1M LIBOR + 0.75%), 0.851%, 10/15/35, 144A(b),(e)	Aaa/AAA	505	506,385
Sofi Consumer Loan Program Trust, Series 2018-1, Class B, 3.650%, 02/25/27, 144A(b)	NA/AAA	538	545,238
Sofi Professional Loan Program LLC, Series 2017-C, Class B, 3.560%, 07/25/40, 144A(b),(e)	NA/AA+	1,099	1,136,645
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A, 1.680%, 02/20/46, 144A(b)	NA/A	1,003	992,177
TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 02/20/46, 144A(b)	NA/A	533	525,240
United States Small Business Administration, Series 2010-20F, Class 1, 3.880%, 06/01/30	Aaa/AA+	66	71,803

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/
	Standard &
	Poor’s	Principal	Value
	Rating(a)	Amount (000’s)	(Note 1)
ASSET-BACKED SECURITIES (Continued)
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 09/15/43, 144A(b),(g)	NA/NA	$1,229	$1,221,146
Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 05/15/46, 144A(b)	NA/NA	674	678,937

TOTAL ASSET-BACKED SECURITIES (Cost of $15,501,351)			15,544,700

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.48%)
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1, 3.628%, 03/25/49, 144A(b),(e)	NA/NA	89	89,792
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class A, (1M LIBOR + 1.10%), 1.173%, 07/15/30, 144A(e)	NA/AAA	28	27,679
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class C, 4.420%, 12/10/49(b),(e)	NR/NA	367	366,594
Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, (3M LIBOR + 0.77%), 0.920%, 12/22/69, 144A(b),(e)	Aaa/AAA	276	276,169
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.425%, 10/15/30, 144A(b),(e)	NA/BBB-	2,710	2,168,669
New Residential Mortgage Loan Trust, Series 2021-NQ2R, Class A1, 0.941%, 09/25/58, 144A(b),(e)	NA/NA	546	545,753

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $3,999,430)			3,474,656

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.14%)
FHLMC Pool #A15675, 6.000%, 11/01/33	Aaa/AA+	61	72,756
FHLMC Pool #G00182, 9.000%, 09/01/22(h)	Aaa/AA+	—	1
FNMA Pool #754791, 6.500%, 12/01/33	Aaa/AA+	127	145,260
FNMA Pool #763852, 5.500%, 02/01/34	Aaa/AA+	79	90,445
GNSF Pool #417239, 7.000%, 02/15/26	Aaa/AA+	2	2,382
GNSF Pool #780374, 7.500%, 12/15/23	Aaa/AA+	1	731

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $255,705)			311,575

MUNICIPAL BONDS (1.17%)
San Francisco City & County Public Utilities Commission, Water Revenue, Build America Bonds, 6.000%, 11/01/40	Aa2/AA-	145	201,366
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa2/AA-	1,500	2,526,815

TOTAL MUNICIPAL BONDS (Cost of $1,677,541)			2,728,181

U.S. TREASURY SECURITIES (1.50%)
United States Treasury Bond, 1.250%, 03/31/28	Aaa/AA+	236	237,207
United States Treasury Bond, 1.625%, 05/15/31	Aaa/AA+	1,184	1,203,813
United States Treasury Bond, 3.125%, 02/15/42	Aaa/AA+	135	161,135
United States Treasury Bond, 1.250%, 05/15/50	Aaa/AA+	206	168,235
United States Treasury Bond, 1.625%, 11/15/50	Aaa/AA+	675	606,101
United States Treasury Bond, 1.875%, 02/15/51	Aaa/AA+	494	471,447
United States Treasury Bond, 2.375%, 05/15/51	Aaa/AA+	630	673,321

TOTAL U.S. TREASURY SECURITIES (Cost of $3,443,802)			3,521,259

GOVERNMENT BONDS (2.05%)
Colombia Government International Bond, Sr. Unsec. Notes, 3.250%, 04/22/32(b)	Baa2/BB+	200	196,130
Egypt Government International Bond, Sr. Unsec. Notes, 5.875%, 02/16/31, 144A	B2/B	380	368,980
Egypt Government International Bond, Sr. Unsec. Notes, 7.625%, 05/29/32, 144A	B2/B	526	557,613
Ghana Government International Bond, Sr. Unsec. Notes, 8.625%, 04/07/34, 144A	B3/B-	339	349,692
Mexico Government International Bond, Sr. Unsec. Notes, 5.000%, 04/27/51(b)	Baa1/BBB	711	807,077
Morocco Government International Bond, Sr. Unsec. Notes, 3.000%, 12/15/32, 144A	Ba1/BB+	764	736,832
Oman Government International Bond, Sr. Unsec. Notes, 7.000%, 01/25/51, 144A	Ba3/NA	350	355,705
Peruvian Government International Bond, Sr. Unsec. Notes, 2.783%, 01/23/31(b)	A3/BBB+	548	557,848
Philippine Government International Bond, Sr. Unsec. Notes, 3.200%, 07/06/46	Baa2/BBB+	304	303,618
Ukraine Government International Bond, Sr. Unsec. Notes, 7.253%, 03/15/33, 144A	NA/B	551	573,702

TOTAL GOVERNMENT BONDS (Cost of $4,629,669)			4,807,197

		Shares
PREFERRED STOCKS (0.89%)
CoBank ACB, Series F, (3M LIBOR + 4.557%), 6.250%(b),(c),(d)	NA/BBB+	20,000	2,087,500

TOTAL INVESTMENTS (98.38%) (Cost of $204,344,818)			230,600,079

OTHER ASSETS AND LIABILITIES (1.62%)			3,804,515

NET ASSETS (100.00%)			$234,404,594

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

At June 30, 2021, the Fund had the following open futures contracts:

					Unrealized
	Expiration	Number of	Notional		Appreciation
Long Futures Outstanding	Month	Contracts	Amount	Value	(Depreciation)
U.S. Treasury 2-Year Notes	09/21	6	$1,323,852	$1,321,922	$(1,930)
U.S. Treasury 5-Year Notes	09/21	27	3,339,292	3,332,602	(6,690)
U.S. Treasury Long Bonds	09/21	103	16,035,194	16,557,250	522,056
U.S. Treasury Ultra Bonds	09/21	19	3,485,327	3,661,063	175,736

					689,172

Short Futures Outstanding
U.S. Treasury 10-Year Notes	09/21	56	(7,395,793)	(7,420,000)	(24,207)
U.S. Treasury Ultra 10-Year Notes	09/21	210	(30,333,176)	(30,912,657)	(579,481)

					(603,688)

Net unrealized appreciation on open futures contracts					$85,484

(a)	Ratings for debt securities are unaudited. All ratings are as of June 30, 2021 and may have changed subsequently.
(b)	This security is callable.

(c)

Fixed to floating rate security. Fixed rate indicated is rate effective at June 30, 2021. Security will convert at a future date to a floating rate of reference rate and spread in the description above.

(d)	Security is perpetual. Date shown is next call date.

(e)	Variable rate security. Rate indicated is rate effective at June 30, 2021.

(f)	Multi-Step Coupon. Rate disclosed is as of June 30, 2021.

(g)	Denotes a step-up bond. The rate indicated is the current coupon as of June 30, 2021.

(h)	Principal amount less than $1,000.
144A

Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2021, these securities amounted to $89,080,595 or 38.00% of net assets.

Legend

Certs. – Certificates

CLO – Collateralized Loan Obligation

Co. Gty. – Company Guaranty

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNSF – Government National Mortgage Association (Single Family)

GO – Government Obligation

H15T5Y – US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

Jr. – Junior

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Sec. – Secured

SOFRRATE – Secured Overnight Financing Rate

Sr. – Senior

Sub. – Subordinated

Unsec. – Unsecured

The accompanying notes are an integral part of these financial statements.

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

June 30, 2021

(unaudited)

A. Security Valuation – In valuing the Insight Select Income Fund’s (the “Fund”) net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.

In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At June 30, 2021, there were no securities valued using fair value procedures.

Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis as of June 30, 2021.

Assets:	Total Market Value at 06/30/21	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

CORPORATE DEBT SECURITIES	$198,125,011	$—	$198,125,011	$—
ASSET-BACKED SECURITIES	15,544,700	—	15,544,700	—
COMMERCIAL MORTGAGE-BACKED SECURITIES	3,474,656	—	3,474,656	—
RESIDENTIAL MORTGAGE-BACKED SECURITIES	311,575	—	311,575	—
MUNICIPAL BONDS	2,728,181	—	2,728,181	—
U.S. TREASURY SECURITIES	3,521,259	—	3,521,259	—
GOVERNMENT BONDS	4,807,197	—	4,807,197	—

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

June 30, 2021 (concluded)

(unaudited)

Assets:	Total Market Value at 06/30/21	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PREFERRED STOCKS	$ 2,087,500	$2,087,500	$—	$—
FUTURES CONTRACTS	697,792	697,792	—	—
TOTAL ASSETS	$231,297,871	$2,785,292	$228,512,579	$—

Liabilities:
FUTURES CONTRACTS	$612,308	$612,308	$—	$—

At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of June 30, 2021, there were no transfers between Level 1, Level 2 and Level 3 for the Fund.

Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of June 30, 2021, the Fund did not hold any Level 3 securities.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.